UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 1/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2011 (Unaudited)

DWS Strategic Government Securities Fund
	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 90.9%
Federal Home Loan Mortgage Corp.:
6.5%, 7/1/2035	1,362,390	1,494,265
7.0%, with various maturities from 6/1/2032 until 10/1/2038	990,219	1,113,415
Federal National Mortgage Association:
5.0%, 4/1/2036 (a)	99,000,000	103,857,187
6.0%, 8/1/2035	228,500	244,888
Government National Mortgage Association:
4.5%, with various maturities from 6/1/2039 until 1/15/2041 (a) (b)	347,790,402	359,993,013
5.0%, with various maturities from 2/15/2033 until 10/15/2040 (a) (b)	433,983,880	462,979,738
5.5%, with various maturities from 12/15/2028 until 3/20/2040 (a) (b)	403,515,667	437,063,758
6.0%, with various maturities from 11/15/2023 until 7/20/2039 (a) (b)	216,703,329	239,032,653
6.5%, with various maturities from 6/15/2031 until 6/20/2039 (b)	69,968,306	78,039,369
7.0%, with various maturities from 10/15/2022 until 3/20/2039	26,079,650	29,251,124
7.5%, with various maturities from 3/15/2022 until 1/15/2037	12,214,202	13,847,829

Total Mortgage-Backed Securities Pass-Throughs (Cost $1,670,538,154)		1,726,917,239
Collateralized Mortgage Obligations 15.5%
FannieMae Whole Loan, "IO2", Series 2007-W8, Interest Only, 6.0%, 9/25/2037	2,109,628	267,832
Federal Home Loan Mortgage Corp.:
"FP", Series 2341, 1.161% *, 7/15/2031	1,407,002	1,431,645
"FO", Series 2418, 1.161% *, 2/15/2032	2,060,280	2,099,596
"GF", Series 2412, 1.211% *, 2/15/2032	1,268,831	1,293,799
"FA", Series 2419, 1.261% *, 2/15/2032	1,543,570	1,577,035
"F", Series 2439, 1.261% *, 3/15/2032	2,127,759	2,173,147
"FA", Series 2436, 1.261% *, 3/15/2032	1,914,983	1,955,832
"EF", Series 2470, 1.261% *, 3/15/2032	3,020,043	3,084,464
"ZW", Series 3763, 4.5%, 11/15/2040	8,099,406	7,310,981
"PT", Series 3586, IOette, 4.734% **, 2/15/2038	5,944,713	6,152,417
"57", Series 256, Interest Only, 5.0%, 3/15/2023	3,780,398	436,563
"ZK", Series 3382, 5.0%, 7/15/2037	8,198,199	8,423,106
"PE", Series 2489, 6.0%, 8/15/2032	8,371,751	9,097,608
"TZ", Series 2778, 6.0%, 2/15/2034	2,661,573	2,812,199
"S17", Series 244, Interest Only, 6.189% **, 12/15/2036	23,374,609	3,043,540
"WS", Series 2877, Interest Only, 6.339% **, 10/15/2034	11,862,319	1,050,831
"A", Series 172, Interest Only, 6.5%, 1/1/2024	403,810	69,952
"SB", Series 2742, Interest Only, 6.739% **, 1/15/2019	4,147,181	546,018
"SB", Series 2788, Interest Only, 6.839% **, 10/15/2022	928,030	72,583
Federal National Mortgage Association:
"1", Series 17, Principal Only, Zero Coupon, 5/1/2017	1,128	1,079
"OF", Series 2001-60, 1.21% *, 10/25/2031	878,086	894,199
"OF", Series 2001-70, 1.21% *, 10/25/2031	439,043	447,100
"FB", Series 2002-30, 1.26% *, 8/25/2031	2,235,681	2,284,471
"PF", Series 2001-69, 1.26% *, 12/25/2031	1,332,138	1,362,346
"FJ", Series 2002-52, 1.26% *, 9/25/2032	1,577,392	1,611,624
"FB", Series 2002-84, 1.26% *, 12/25/2032	3,295,928	3,366,222
"FJ", Series 2003-45, 1.761% *, 6/25/2033	2,905,560	2,984,446
"25", Series 351, Interest Only, 4.5%, 5/1/2019	3,949,395	361,632
"21", Series 334, Interest Only, 5.0%, 3/1/2018	4,607,489	491,742
"20", Series 334, Interest Only, 5.0%, 3/1/2018	3,458,764	320,853
''23", Series 339, Interest Only, 5.0%, 7/1/2018	3,288,297	352,373
"PZ", Series 2007-47, 5.0%, 5/25/2037	5,872,116	6,227,855
"ZA", Series 2008-24, 5.0%, 4/25/2038	14,398,168	14,844,648
"ZX", Series 2010-13, 5.0%, 3/25/2040	11,514,803	11,393,802
"SD", Series 2008-45, Interest Only, 6.24% **, 6/25/2023	10,295,047	1,246,964
"ZQ", Series G93-39, 6.5%, 12/25/2023	4,047,863	4,470,277
Government National Mortgage Association:
"FG", Series 2002-76, 0.661% *, 10/16/2029	1,263,070	1,273,150
"HI", Series 2010-H06, Interest Only, 1.151% **, 4/20/2060	13,541,873	647,302
"FP", Series 2003-67, 1.161% *, 8/20/2033	5,621,875	5,774,509
"BI", Series 2010-H01, Interest Only, 1.597% **, 1/20/2060	15,884,282	1,161,141
"FI", Series 2009-H01, Interest Only, 1.787% **, 11/20/2059	49,720,659	3,758,882
"HI", Series 2010-H21, Interest Only, 1.79% **, 10/20/2060	18,223,429	1,482,148
"Z", Series 2010-161, 3.7%, 12/16/2050	3,832,716	2,580,378
"KZ", Series 2010-148, 3.98%, 9/16/2050	1,200,706	722,176
"Z", Series 2011-16, 4.194%, 2/15/2041	3,000,000	2,283,750
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	6,782,316	751,550
"BI", Series 2010-95, Interest Only, 4.5%, 8/20/2032	9,585,154	819,421
"PI", Series 2010-20, Interest Only, 4.5%, 9/16/2033	6,250,884	554,985
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037	2,574,757	384,488
"IP", Series 2010-79, Interest Only, 4.5%, 5/20/2039	6,819,466	1,196,837
"ZB", Series 2010-112, 4.5%, 9/20/2040	3,404,985	3,418,960
"VB", Series 2010-26, 5.0%, 1/20/2024	2,114,467	2,258,958
"KE", Series 2004-19, 5.0%, 3/16/2034	4,500,000	4,687,123
"ZB", Series 2004-31, 5.0%, 4/20/2034	7,842,561	8,297,130
"Z", Series 2004-61, 5.0%, 8/16/2034	1,721,697	1,720,420
"LE", Series 2004-87, 5.0%, 10/20/2034	7,241,000	7,604,102
"ZB", Series 2005-15, 5.0%, 2/16/2035	12,090,781	12,835,624
"Z", Series 2005-25, 5.0%, 3/16/2035	2,675,692	2,856,552
"ZA", Series 2006-47, 5.0%, 8/16/2036	6,641,130	7,097,932
"CK", Series 2007-31, 5.0%, 5/16/2037	7,412,000	7,903,333
"ZN", Series 2009-64, 5.0%, 7/20/2039	14,883,753	15,423,585
"EY", Series 2010-46, 5.0%, 4/20/2040	30,000,000	32,309,670
"AI", Series 2008-77, Interest Only, 5.5%, 10/20/2020	572,275	25,452
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	2,957,354	411,722
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	8,241,303	996,954
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	2,760,081	339,271
"IB", Series 2005-73, Interest Only, 5.5%, 4/20/2032	2,854,910	168,384
"PC", Series 2003-19, 5.5%, 3/16/2033	8,045,000	8,811,676
"MI", Series 2004-38, Interest Only, 5.5%, 11/20/2033	2,797,202	455,995
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	3,956,822	531,559
"PC", Series 2007-2, 5.5%, 6/20/2035	10,000,000	10,891,742
"PD", Series 2005-91, 5.5%, 12/20/2035	5,000,000	5,466,361
"IL", Series 2009-93, Interest Only, 6.0%, 10/16/2014	7,332,874	1,010,072
"BZ", Series 2004-46, 6.0%, 6/20/2034	2,673,140	2,931,034
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	719,399	127,918
"CT", Series 2009-42, 6.0%, 8/16/2035	8,632,783	9,469,491
"PY", Series 2009-122, 6.0%, 12/20/2039	9,449,782	10,234,205
"SM", Series 2009-100, Interest Only, 6.189% **, 5/16/2039	5,429,741	731,914
"PS", Series 2008-40, Interest Only, 6.239% **, 5/16/2038	2,741,333	390,060
"SL", Series 2009-100, Interest Only, 6.239% **, 5/16/2039	6,334,697	887,473
"SC", Series 2008-64, Interest Only, 6.239% **, 4/20/2028	4,146,425	214,089
"SJ", Series 2004-22, Interest Only, 6.339% **, 4/20/2034	1,103,556	5,809
"PS", Series 2003-55, Interest Only, 6.439% **, 6/20/2033	4,653,045	680,848
"SA", Series 2006-47, Interest Only, 6.539% **, 8/16/2036	1,224,192	206,825
"LS", Series 2003-74, Interest Only, 6.889% **, 12/20/2030	681,271	24,723
"SM", Series 2004-49, Interest Only, 6.889% **, 1/20/2034	2,260,708	324,581
"SA", Series 2004-42, Interest Only, 7.339% **, 3/20/2032	5,732,878	1,093,253
"SM", Series 2003-60, Interest Only, 7.489% **, 1/16/2033	14,096,633	1,614,919
"SA", Series 1999-30, Interest Only, 7.739% **, 4/16/2029	4,764,645	493,756
"S", Series 2000-14, Interest Only, 8.089% **, 2/16/2030	2,790,335	513,857

Total Collateralized Mortgage Obligations (Cost $274,273,178)		294,418,830
Government & Agency Obligations 5.7%
Other Government Related (c) 2.4%
Ally Financial, Inc., FDIC Guaranteed, 1.75%, 10/30/2012	6,200,000	6,319,114
Citibank NA, FDIC Guaranteed, 0.316% *, 5/7/2012	14,300,000	14,309,252
Citigroup Funding, Inc., FDIC Guaranteed, 1.875%, 10/22/2012	5,000,000	5,105,325
JPMorgan Chase & Co.:
FDIC Guaranteed, 0.532% *, 6/15/2012	5,853,000	5,874,516
Series 3, FDIC Guaranteed, 0.553% *, 12/26/2012	5,097,000	5,124,799
Western Corporate Federal Credit Union, 1.75%, 11/2/2012	7,800,000	7,945,813

		44,678,819
US Government Sponsored Agencies 0.5%
Federal Home Loan Mortgage Corp., 1.375%, 1/9/2013 (b)	4,752,000	4,819,787
Federal National Mortgage Association, 0.5%, 10/30/2012 (b)	3,945,000	3,939,915

		8,759,702
US Treasury Obligations 2.8%
US Treasury Bill, 0.185% ***, 3/17/2011 (d)	7,357,000	7,355,654
US Treasury Notes:
0.375%, 8/31/2012	8,000,000	7,991,872
0.875%, 2/29/2012 (e)	18,000,000	18,108,360
1.375%, 5/15/2013 (b)	15,000,000	15,234,450
3.625%, 2/15/2020	5,000,000	5,173,830

		53,864,166

Total Government & Agency Obligations (Cost $106,666,846)		107,302,687

	Shares	Value ($)
Securities Lending Collateral 26.6%
Daily Assets Fund Institutional, 0.25% (f) (g) (Cost $505,989,249)	505,989,249	505,989,249
Cash Equivalents 2.4%
Central Cash Management Fund, 0.18% (f) (Cost $44,695,777)	44,695,777	44,695,777

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,602,163,204) †	141.1	2,679,323,782
Other Assets and Liabilities, Net (b)	(41.1)	(780,395,009)

Net Assets	100.0	1,898,928,773

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of January 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	These securities are shown at their current rate as of January 31, 2011.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $2,602,204,108.  At January 31, 2011, net unrealized appreciation for all securities based on tax cost was $77,119,674. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $81,044,813 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,925,139.

(a)	When-issued or delayed delivery security included.
(b)
All or a portion of these securities were on loan amounting to $482,927,949. In addition, included in other assets and liabilities, net is a pending sale, amounting to $4,549,119 that is also on loan. The value of all securities loaned at January 31, 2011 amounted to $487,477,068 which is 25.7% of net assets.

(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At January 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At January 31, 2011, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp. and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	3/15/2011	1,010	104,248,217	901,518
10 Year US Treasury Note	USD	3/22/2011	1,158	139,882,781	(2,862,769)
2 Year US Treasury Note	USD	3/31/2011	3,025	663,042,188	1,368,691
Federal Republic of Germany Euro-Schatz	EUR	3/8/2011	164	24,267,231	(236,076)
Ultra Long Term US Treasury Bond	USD	3/22/2011	248	30,542,750	(1,365,156)
Total net unrealized depreciation					(2,193,792)

At January 31, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	3/22/2011	580	70,235,981	512,862
10 Year Japanese Government Bond	JPY	3/10/2011	83	141,589,425	(518,410)
10 Year US Treasury Note	USD	3/22/2011	625	75,498,047	46,953
Federal Republic of Germany Euro-Bund	EUR	3/8/2011	1,041	176,364,824	3,397,894
United Kingdom Long Gilt Bond	GBP	3/29/2011	130	24,432,865	382,864
Total net unrealized appreciation					3,822,163

At January 31, 2011, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

1/11/2012 1/11/2022	200,000,0001	Fixed — 3.906%	Floating — LIBOR	(909,146)	—	(909,146)
10/28/2010 10/28/2025	3,590,0002	Floating — LIBOR	Floating — 0.304% ††	(172,366)	—	(172,366)
11/12/2010 11/12/2025	7,180,0002	Floating — LIBOR	Floating — 4.286% ††	(191,183)	—	(191,183)
11/1/2010 11/1/2025	6,100,0003	Floating — LIBOR	Floating — 4.287% ††	(532,272)	—	(532,272)
11/16/2010 11/16/2025	3,590,0002	Floating — LIBOR	Floating — 4.584% ††	(60,058)	—	(60,058)
11/15/2010 11/15/2025	7,180,0003	Floating — LIBOR	Floating — 4.586% ††	(574,326)	—	(574,326)
11/19/2010 11/19/2025	3,590,0003	Floating — LIBOR	Floating — 4.784% ††	(267,736)	—	(267,736)
11/23/2010 11/23/2025	1,800,0002	Floating — LIBOR	Floating — 4.834% ††	(17,057)	—	(17,057)
Total unrealized depreciation					(2,724,144)

†† These interest rate swaps are shown at their current rate as of January 31, 2011.
At January 31, 2011, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/9/2010 6/1/2012	75,100,000	4	0.45%	Citi Global Interest Rate Strategy Index	945,849	50,067	895,782

Counterparties:
1	UBS AG
2	Morgan Stanley
3	Barclays Bank PLC
4	Citigroup, Inc.
At January 31, 2011, open written option contracts were as follows:

Written Options	Coupon Rate (%)	Contract Amount	Expiration Date	Strike Price ($)	Value ($)(h)

Call Options
30-Year GNSF	4.0	25,000,000	2/10/2011	100.8	86,162
30-Year GNSF	4.0	25,000,000	4/13/2011	100.0	282,363
30-Year GNSF	4.5	25,000,000	2/10/2011	104.9	2,259
30-Year GNSF	4.5	25,000,000	3/14/2011	103.4	140,625
30-Year GNSF	4.5	25,000,000	3/14/2011	103.5	149,668
30-Year GNSF	4.5	25,000,000	4/13/2011	103.1	210,938
30-Year GNSF	4.5	25,000,000	4/13/2011	103.2	205,987
30-Year GNSF	5.0	25,000,000	2/10/2011	107.5	1,563
30-Year GNSF	5.0	25,000,000	3/14/2011	106.3	90,283
30-Year GNSF	5.5	25,000,000	2/10/2011	108.6	6,649
Total Call Options (Premiums received $1,757,813)				1,176,497

Put Options
30-Year GNSF	4.0	25,000,000	2/10/2011	99.8	82,424
30-Year GNSF	4.0	25,000,000	2/10/2011	102.5	539,062
30-Year GNSF	4.0	25,000,000	3/14/2011	101.8	515,625
30-Year GNSF	4.0	25,000,000	3/14/2011	102.0	562,500
30-Year GNSF	4.0	25,000,000	4/13/2011	99.0	286,909
30-Year GNSF	4.5	25,000,000	2/10/2011	104.8	375,000
30-Year GNSF	4.5	25,000,000	2/10/2011	104.8	382,813
30-Year GNSF	4.5	45,000,000	2/10/2011	102.7	83,879
30-Year GNSF	4.5	25,000,000	2/10/2011	104.8	351,563
30-Year GNSF	4.5	25,000,000	3/11/2011	104.3	406,250
30-Year GNSF	4.5	25,000,000	3/14/2011	102.4	148,438
30-Year GNSF	4.5	25,000,000	3/14/2011	102.5	151,183
30-Year GNSF	4.5	25,000,000	3/14/2011	104.7	476,563
30-Year GNSF	4.5	25,000,000	4/13/2011	102.1	218,750
30-Year GNSF	4.5	25,000,000	4/13/2011	102.2	219,801
30-Year GNSF	5.0	25,000,000	2/10/2011	106.8	160,156
30-Year GNSF	5.0	25,000,000	3/14/2011	105.3	111,898
Total Put Options (Premiums received $5,598,828)				5,072,814

Total Written Options (Premiums received $7,356,641)				6,249,311

(h) Unrealized depreciation at January 31, 2011 was $1,107,330.
GNSF: Government National Single Family
LIBOR: London InterBank Offered Rate

As of January 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	62,682,822	NOK	363,435,000	2/22/2011	168,021	UBS AG
USD	52,391,027	GBP	32,826,000	2/22/2011	252,250	UBS AG
USD	73,959,871	SEK	488,008,000	2/22/2011	1,826,007	UBS AG
USD	13,675,105	CHF	12,900,000	2/22/2011	47,986	UBS AG
USD	17,653,467	NZD	22,866,000	2/22/2011	6,748	UBS AG
NZD	74,373,000	USD	57,701,028	2/22/2011	260,149	UBS AG
NOK	314,626,000	USD	54,425,937	2/22/2011	15,906	UBS AG
Total unrealized appreciation					2,577,067

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	33,990,989	CAD	33,758,000	2/22/2011	(318,097)	UBS AG
USD	59,714,439	AUD	59,684,000	2/22/2011	(320,918)	UBS AG
USD	54,203,004	EUR	39,525,000	2/22/2011	(9,172)	UBS AG
CHF	74,777,000	USD	77,996,704	2/22/2011	(1,551,483)	UBS AG
JPY	639,726,000	USD	7,788,809	2/22/2011	(16,549)	UBS AG
EUR	66,540,000	USD	89,951,766	2/22/2011	(1,283,087)	UBS AG
JPY	960,848,000	USD	11,566,810	2/22/2011	(156,587)	UBS AG
AUD	10,347,000	USD	10,223,353	2/22/2011	(73,288)	UBS AG
Total unrealized depreciation					(3,729,181)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Mortgage-Backed Securities Pass-Throughs	$—	$1,726,917,239	$—	$1,726,917,239
Collateralized Mortgage Obligations	—	285,085,607	9,333,223	294,418,830
Government & Agency Obligations	—	99,947,033	—	99,947,033
Short-Term Investments(i)	550,685,026	7,355,654	—	558,040,680
Derivatives(j)	1,628,371	3,472,849	—	5,101,220
Total	$552,313,397	$2,122,778,382	$9,333,223	$2,684,425,002
Liabilities
Derivatives(j)	$—	$(6,453,325)	$(6,249,311	$(12,702,636)
Total	$—	$(6,453,325)	$(6,249,311	$(12,702,636)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2011.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)
Derivatives include unrealized appreciation (depreciation) on futures contracts, interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts and options written, at value.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Collateralized Mortgage Obligations	Written Options
Balance as of October 31, 2010	$7,285,229	$(3,375,396)
Realized gain (loss)	(23,556)	(1,010,742)
Change in unrealized appreciation (depreciation)	(28,716)	1,395,811
Amortization premium/discount	(209,614)	—
Net purchases (sales)	2,309,880	(3,258,984)
Transfers into Level 3	—	—
Transfers (out) of Level 3	—	—
Balance as of January 31, 2011	$9,333,223	$(6,249,311)
Net change in unrealized appreciation (depreciation) from investments still held at January 31, 2011	$(28,716)	$(1,107,330)

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Foreign Exchange Contracts	$—	$—	$(1,152,114)	$—
Interest Rate Contracts	$1,628,371	$(1,828,362)	$—	$(1,107,330)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Government Securities Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2011